Net Borrowings - Schedule of Information about Net Borrowings Currency (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Sterling [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements	£ 13	£ 29
Turkish Lira [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements	£ 87	£ 128